Commitments Commitments - Additional Information (Detail) $ in Millions	12 Months Ended
	Nov. 30, 2016 USD ($) ship	Nov. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)
Commitments [Line Items]
Rent expense under operating leases	$ 67	$ 70	$ 63
Ship Commitments
Commitments [Line Items]
Ships under contract for construction | ship	19
Anticipated payment for cost of ships due in 2017	$ 1,400
Anticipated payment for cost of ships due in 2018	2,600
Anticipated payment for cost of ships due in 2019	3,400
Anticipated payment for cost of ships due in 2020	3,300
Anticipated payment for cost of ships due in 2021	2,400
Anticipated payment for cost of ships due in 2022	$ 1,600